Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	$ 73,959	$ 49,065
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	141,040	160,602
Demand [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and Up to 3 months [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and Up to 12 months [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	131,987	141,416
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	134,806
Over 1 year and Up to 3 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	274,935	36,553
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	34,060	218,840
Over 3 year and Up to 5 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	122,041	232,293
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	132,265	180,325
Over 5 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	306,460	222,615
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	875,618	983,782
Total [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	835,423	632,877
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,176,749	1,382,947
Derivatives Held for Fair Value Hedges [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Demand [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Up to 1 month [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 1 month and Up to 3 months [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 3 months and Up to 12 months [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 1 year and Up to 3 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 3 year and Up to 5 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 5 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Total [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	73,959	49,065
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	141,040	160,602
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Demand [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Up to 1 month [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 1 month and Up to 3 months [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 3 months and Up to 12 months [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	131,987	141,416
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	134,806
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 1 year and Up to 3 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	274,935	36,553
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	34,060	218,840
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 3 year and Up to 5 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	122,041	232,293
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	132,265	180,325
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 5 years [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	306,460	222,615
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	875,618	983,782
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Total [Member]
Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	835,423	632,877
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	$ 1,176,749	$ 1,382,947